Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Future Minimum Lease Payments under Noncancelable Operating Lease

Future minimum lease payments (after incorporating the effect of rent escalation and increase in rent for the recaptured space at the per square foot rate applicable to existing office space) under the noncancelable operating lease as of December 31, 2012 are as follows (in thousands):

Lease Payments

Three Months Ending March 31, 2013	$147
Fiscal Year Ending March 31:
2014	601
2015	621
2016	638
2017	638
2018	638
2019	585

Total future minimum lease payments	$3,868

Future minimum lease payments under the noncancelable operating lease as of March 31, 2012 are as follows (in thousands):

Fiscal Year Ending March 31:
2013	$549
2014	563
2015	557
2016	476

Total future minimum lease payments	$2,145